COUNTRY Growth Fund (Prospectus Summary) | COUNTRY Growth Fund
Growth Fund
Investment Objectives
The Growth Fund (the "Fund") seeks growth of capital and dividend income, if any, will be incidental to this objective.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Class A
Shares of the COUNTRY Mutual Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Description of Classes" on page 22 of the Fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees COUNTRY Growth Fund (USD $)	Class A		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none
Redemption Fees	none		none
Exchange Fee (by telephone)	5		5
[1]	You pay a deferred sales charge of up to 1.00% on certain redemptions of Class A shares made within 18 months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses COUNTRY Growth Fund		Class A	Class Y
Management Fees		0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.07%	0.07%
Shareholder Servicing Fee		none	none
Other Expenses	[1]	0.35%	0.35%
Total Annual Fund Operating Expenses		1.17%	1.17%
Fee Waiver	[2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	1.16%	1.16%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds.
[2]	The Custodian has agreed to waive all custody fees through October 31, 2013. Please note that the Total Annual Fund Operating Expenses After Fee Waiver does not correlate to the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the fee waiver in effect for the first year.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example COUNTRY Growth Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	662	900	1,157	1,891
Class Y	118	371	643	1,419

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 12.96%
of the average value of its portfolio.
Principal Investment Strategy
Under normal conditions, the Fund invests at least 80% of its assets in common stocks of well-established, large-capitalization companies (which generally have
$5 billion of market value or more) that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

The Fund may invest up to 20% of its assets in fixed-income securities of any maturity when the portfolio managers believe the risk/reward characteristics of such issues warrant such action. The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.
Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

·  stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable;

·  the success of the Fund's investments depends on the portfolio managers' skill in assessing the potential of the securities they buy;

·  large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid cap companies;

·  the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks;

·  the value of any fixed-income security held by the Fund is likely to decline when interest rates rise;

·  credit risk, or the risk that issuers' credit ratings may be lowered or may not make interest and principal payments on time or in full;

·  foreign securities carry additional risks, including currency, natural event and political risks.

Non-Insured: An investment in the Fund is not a deposit of COUNTRY Trust Bank®, of which the Adviser is a department, and is not insured or guaranteed by the
Federal Deposit Insurance Corporation, the Office of the Comptroller of the
Currency or any other government agency.

Suitability
The Fund may be a suitable investment for you if you:

·  have a long-term investment horizon such as investing for retirement or other future goals

·  can accept the risks of investing in a portfolio of common stocks

·  desire a fund that uses a growth-oriented strategy

·  can tolerate performance which varies from year to year

The Fund may not be suitable for you if you find it difficult to deal with an investment that may go up and down in value.
Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund's Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund's performance from year to year. The bar chart includes the effects of the Fund's expenses, but not sales charges.
If sales charges were included the returns would be lower. Class A shares would have substantially similar annual returns because both classes of shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses. Unlike the bar chart, the performance table includes the effects of sales charges. The performance table shows how the Fund's average annual returns compare with those of a broad measure of market performance, and includes an additional peer average which consists of funds with similar investment objectives (please refer to the section entitled "Index and Peer Average Descriptions" in the
Prospectus for more information). Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance. Updated performance information is available on the Fund's website at www.countryfinancial.com or by calling the Fund toll-free at 1-800-245-2100.
Annual Total Returns As of 12/31 each year (Class Y)

During the period reflected in the bar chart, for Class Y, the highest return for a quarter was 14.59% for the quarter ended September 30, 2009 and the lowest return for a quarter was -19.52% for the quarter ended December 31, 2008. The year-to-date total return as of September 30, 2012 was 10.07%.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns COUNTRY Growth Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Return Before Taxes Class A Shares	(2.51%)	0.17%		2.62%	Mar. 01, 2002
Class Y	Return Before Taxes Class Y Shares	3.15%	1.30%	3.05%
Class Y After Taxes on Distributions	Return After Taxes on Distributions Class Y Shares	2.54%	0.75%	2.58%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares Class Y Shares	2.88%	1.10%	2.60%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%	3.09%	Mar. 01, 2002
Lipper Large Cap Core Funds Average	Lipper Large Cap Core Funds Average (reflects no deduction for taxes)	(0.62%)	(0.86%)	2.61%	4.21%	Mar. 01, 2002

After-tax returns are calculated using the historical highest individual
Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return figures for the same period, which results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The Fund's performance presented in the table reflects the effects of the maximum applicable sales charge and the Fund's operating expenses. After-tax returns are shown only for the Fund's Class Y shares and after-tax returns for Class A shares will vary.